OTHER CURRENT ASSETS, NET - Additional information (Parenthetical) (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	Apr. 06, 2022 USD ($) shares	Dec. 30, 2020 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2015	Dec. 31, 2018 CNY (¥)
Gross			$ 62,451	$ 92,007
Shares issued to purchase computer servers | shares	179,986,169	23,876,308
Value of shares issued to purchase computer servers	$ 34,179	$ 2,531		34,179
Loans to third parties			$ 5,891	$ 6,056
Debt instrument interest rate			5.00%	5.00%
Sale of equity interest, percentage					75.00%
AM Advertising
Financing receivable, allowance			$ 7,669	$ 7,896
Am Advertising And Its Subsidiaries Current Assets			21,218	22,840
Third Parties Loan
Financing receivable, allowance			5,891	6,056
Shareholder Loan
Debt instrument face amount | ¥						¥ 88.0
Input VAT receivable
Increase in input VAT receivable			803
Gross			$ 2,493	$ 3,296